Group Statement of Comprehensive Income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net profit/(loss) for the year	R 5,124	R (850)	R (2,607)
Other comprehensive income for the year, net of income tax	3,251	(1,958)	(684)
Items that may be reclassified subsequently to profit or loss	3,233	(1,998)	(677)
Foreign exchange translation gain/(loss)	(1,234)	1,199	(50)
Remeasurement of gold hedging contracts	4,467	(3,197)	(627)
Items that will not be reclassified to profit or loss	18	40	(7)
Total comprehensive income for the year	8,375	(2,808)	(3,291)
Attributable to:
Non-controlling interest	58	12	0
Owners of the parent	R 8,317	R (2,820)	R (3,291)